Financial Instruments - Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Hedge Accounting [Line Items]
Gains	$ 43,715	$ 26,570	$ 1,999
Losses	400	316
Hedging Derivative Instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains	43,715	26,570	1,618
Underlying Hedged Item [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains			$ 381
Losses	$ 400	$ 316